Subsequent Events (Details) - USD ($)								1 Months Ended	12 Months Ended
	Apr. 02, 2026	Mar. 26, 2026	Feb. 23, 2026	Jan. 23, 2026	Jan. 10, 2026	Nov. 12, 2025	Sep. 03, 2025	Feb. 15, 2026	Dec. 31, 2025	Jan. 12, 2026	Dec. 31, 2024
Subsequent Events [Line Items]
Adjusted customary equity events (in Dollars per share)								$ 10
Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)									$ 16.88
Warrants to purchase shares (in Shares)							150,709
First and Second Warrants [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)									$ 0.01
Loan Facility [Member]
Subsequent Events [Line Items]
Interest accrued									24.00%
Maturity date									Nov. 03, 2029
January Note [Member]
Subsequent Events [Line Items]
Maturity date									Jan. 23, 2027
August Note SPA [Member]
Subsequent Events [Line Items]
Convertible principal amount							$ 3,804,348
August SPA [Member]
Subsequent Events [Line Items]
Convertible principal amount						$ 1,630,435
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal market per trading day				$ 10,000
Principal market trading thereafter				40,000
Percentage of vwap								93.00%
Floor price (in Dollars per share)								$ 0.5
Cash compensation	$ 1
Subsequent Event [Member] | Loan Facility [Member]
Subsequent Events [Line Items]
Maximum draw down amount		$ 500,000			$ 500,000
Interest accrued		10.00%			10.00%
Subsequent Event [Member] | Trading Facility Agreement [Member]
Subsequent Events [Line Items]
Aggregate collateral amount										$ 15,000,000
Subsequent Event [Member] | Senior Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 1,630,435
Subsequent Event [Member] | Facility Agreement [Member]
Subsequent Events [Line Items]
Loan facility		$ 2,000,000			$ 2,000,000
Minimum [Member]
Subsequent Events [Line Items]
Beneficially owned percentage									4.99%
Maximum [Member]
Subsequent Events [Line Items]
Beneficially owned percentage									9.99%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)									$ 0.0001		$ 0.0001
Gross proceeds					$ 10,000,000
Class A Ordinary Shares [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)						64,590	150,709
Class A Ordinary Shares [Member] | January Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares)									64,590
Share price (in Dollars per share)									$ 0.01
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares)				64,590
Aggregate shares (in Shares)	2,447,500
Restricted shares (in Shares)	2,290,000
Unrestricted share (in Shares)	157,500
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)			2,500,000
Share price (in Dollars per share)			$ 4
Par value (in Dollars per share)			$ 0.0001
Gross proceeds			$ 10,000,000